ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3 – ACQUISITION

On March 22, 2013, the Company entered into a purchase agreement for 100% of the issued and outstanding common stock of Vaporfection International Inc. (“VII”) owned by Vapor Systems International LLC. The Company closed the transaction on April 1, 2014. The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of Medbox common stock at $.001 per share beginning April 1, 2014. These warrants were valued for the Company’s accounting purposes at $4.47 per share which represented the fair value of the Company’s common stock as determined by the Company’s independent appraiser. In addition, the Company assumed certain liabilities and a 10% convertible note of VII in the aggregate amount of approximately $470,000.  The total value of the acquisition was approximately $1,635,000 and has been allocated in accordance with ASC 805 as per the Company’s independent valuation as follows:

Machinery & Equipment	$70,000
IP and related technology	287,000
Amortizable intangible assets:
Customer contracts and related relationships	314,000
Trade name, trademark, and domain name	46,000
Non-compete covenants	23,000
Goodwill	895,000

Total assets acquired	1,635,000
Fair value of liabilities assumed	(469,000)
Net fair value	$1,166,000

The amortizable intangible assets have useful lives not exceeding ten years. No amounts have been allocated to in-process research and development and $895,000 was originally allocated to goodwill. In addition, from the date of acquisition through March 31, 2014 and December 31, 2013, the liabilities assumed have been increased by approximately $10,000 and $195,000 respectively as they have been accrued or settled.  No additional adjustments to Goodwill occurred in the six months ended September 30, 2014. Accordingly, $205,000 has also been allocated to goodwill. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes.

The number of warrants available to selling VII shareholders was increased by 130,427 shares in connection with a settlement with such former VII shareholders.

In addition to the above warrants, the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares of common stock to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITBA over the subsequent 4 year operating period. The performance payout is contingent upon future events and accordingly the Company has treated the obtainment of that performance provision as being remote and consequently has not assigned any future value to the purchase price.

Note 3 - Acquisition

On March 22, 2013, the Company entered into a purchase agreement for 100% of the issued and outstanding common stock of VII owned by Vapor Systems International LLC. The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of the Company’s common stock at $.001 per share beginning April 1, 2014. These warrants were valued for the Company’s accounting purposes at $4.47 per share which represented the fair value of the Company’s common stock as determined by the Company’s independent appraiser. In addition, the Company assumed certain liabilities and a 10% convertible note of VII in the aggregate amount of approximately $470,000.  The total value of the acquisition was approximately $1,635,000 and has been allocated in accordance with ASC 805 as per the Company’s independent valuation as follows:

Machinery & Equipment	$70,000
IP and related technology	287,000
Amortizable intangible assets:
Customer contracts and related relationships	314,000
Trade name, trademark, and domain name	46,000
Non-compete covenants	23,000
Goodwill	895,000

Total assets acquired	1,635,000
Fair value of liabilities assumed	(469,000)

Net fair value	$1,166,000

The amortizable intangible assets have useful lives not exceeding ten years and a weighted average useful life of seven years. No amounts have been allocated to in-process research and development and $895,000 has been allocated to goodwill. In addition, from the date of acquisition through December 31, 2013, the liabilities assumed have been increased by approximately $195,000 as they have been accrued or settled.  Accordingly, $195,000 has also been allocated to goodwill. Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purposes.

In addition to the above warrants, the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITBA profitability over the subsequent four year operating period. The Company’s issuance of the additional shares is contingent upon future events and accordingly has treated the achievement of that performance provision as being remote and consequently has not assigned any future value to the purchase price.